UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☑

Pre-Effective Amendment No. _____

☐

Post-Effective Amendment No.  13

and/or

☐

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

☑

 Amendment No. 15     (Check appropriate box or boxes.)

PINNACLE CAPITAL MANAGEMENT FUNDS TRUST

(Exact Name of Registrant as Specified in Charter)

100 Limestone Plaza

Fayetteville, New York 13066

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (315) 234-9716

Capitol Services, Inc.,

615 S. Dupont Hwy

Dover, Delaware 19901

(Name and Address of Agent for Service)

With Copies to:

Joseph Masella Pinnacle Capital Management, LLC 100 Limestone Fayetteville, NY 13066 (315) 234-9716	Matthew Wells Bond, Schoeneck & King, PLLC One Lincoln Center Syracuse, NY 13202 (315) 218-8174

Approximate Date of Proposed Public Offering It is proposed that this filing will become effective (check appropriate box)

☑ immediately upon filing pursuant to paragraph (b)

o on (date) pursuant to paragraph (b) o 60 days after filing pursuant to paragraph (a)(1)

o on (date) pursuant to paragraph (a)(1) o 75 days after filing pursuant to paragraph (a)(2)

o on (date) pursuant to paragraph (a)(2) of rule 485. If appropriate, check the following box:

o this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 13 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Fayetteville and the State of New York, on the 12th day of March, 2014.

Pinnacle Capital Management Funds Trust

By: /s/ Joseph Masella Joseph Masella, President

Pursuant to the requirements of the Securities Act, this Amendment to Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature

Title

Date

/s/ Joseph Masella

President

March 12, 2014

Joseph Masella

/s/ Stephen J. Fauer

Treasurer, Principal Financial Officer and Vice President

March 12, 2014

Stephen J. Fauer

_______*__________

Trustee

March 12, 2014

Carl Reistrom

_______*__________

Trustee

March 12, 2014

Joseph Reagan, MD

_______*__________

Trustee

March 12, 2014

Michael Cuddy

* By: /s/ Kevin McClelland

Kevin McClelland

Vice President and Chief Operating Officer

March 12, 2014

Exhibit Index

Index No.

Description of Exhibit

EX-101.INS

XBRL Instance Document

EX-101.SCH

XBRL Taxonomy Extension Schema Document

EX-101.CAL

XBRL

Taxonomy Extension Calculation Linkbase

EX-101.DEF

XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB

XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE

XBRL Taxonomy Extension Presentation Linkbase